LOANS, NET, Movement in Allowance for Loan loss for Direct and Indirect Loans (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		S/ 8,645,945
Ending balance		8,378,895	S/ 8,645,945
Credit loss provision for direct credits		7,994,900	8,277,900
Credit loss provision for indirect credits		383,900	368,000
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,239,449	1,271,717
Transfer to stage 2		(774,623)	(718,020)
Transfer to stage 3		(20,252)	(32,998)
Transfer from stage 2		437,440	566,150
Transfer from stage 3		178,305	140,497
New loans liquidation, and write-offs, net		555,525	514,550
Changes in PD, LGD, EAD	[1]	(306,920)	(498,951)
Transfers between classes of loans		0	0
Sale of loan portfolio		0	0
Exchange differences and others		(12,343)	(3,496)
Ending balance		1,296,581	1,239,449
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,387,226	1,600,576
Transfer to stage 1		(437,440)	(566,150)
Transfer to stage 3		(1,032,019)	(1,169,348)
Transfer from stage 1		774,623	718,020
Transfer from stage 3		241,226	220,611
New loans liquidation, and write-offs, net		(572,016)	(626,824)
Changes in PD, LGD, EAD	[1]	1,025,663	1,210,556
Transfers between classes of loans		0	0
Sale of loan portfolio		0	0
Exchange differences and others		(7,257)	(215)
Ending balance		1,380,006	1,387,226
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		6,019,270	5,658,693
Transfer to stage 1		(178,305)	(140,497)
Transfer to stage 2		(241,226)	(220,611)
Transfer from stage 1		20,252	32,998
Transfer from stage 2		1,032,019	1,169,348
New loans liquidation, and write-offs, net		(4,591,870)	(4,166,280)
Changes in PD, LGD, EAD	[1]	3,762,360	4,062,830
Transfers between classes of loans		0	0
Sale of loan portfolio		(122,418)	(343,646)
Exchange differences and others		2,226	(33,565)
Ending balance		5,702,308	6,019,270
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		8,645,945	8,530,986
New loans liquidation, and write-offs, net		(537,802)	(817,292)
Changes in PD, LGD, EAD	[1]	4,481,103	4,774,435
Write off and forgiven loan portfolio		(4,070,559)	(3,461,262)
Transfers between classes of loans		0	0
Sale of loan portfolio		(122,418)	(343,646)
Exchange differences and others		(17,374)	(37,276)
Ending balance		8,378,895	8,645,945
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		552,132	571,899
Transfer to stage 2		(151,847)	(139,043)
Transfer to stage 3		(7,753)	(9,218)
Transfer from stage 2		153,552	218,944
Transfer from stage 3		64,165	33,333
New loans liquidation, and write-offs, net		30,593	23,792
Changes in PD, LGD, EAD	[1]	(147,692)	(162,840)
Transfers between classes of loans		34,272	20,026
Sale of loan portfolio		0	0
Exchange differences and others		(12,392)	(4,761)
Ending balance		515,030	552,132
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		399,536	493,257
Transfer to stage 1		(153,552)	(218,944)
Transfer to stage 3		(205,233)	(196,971)
Transfer from stage 1		151,847	139,043
Transfer from stage 3		55,861	39,898
New loans liquidation, and write-offs, net		(114,850)	(119,049)
Changes in PD, LGD, EAD	[1]	143,678	208,014
Transfers between classes of loans		24,408	52,764
Sale of loan portfolio		0	0
Exchange differences and others		(837)	1,524
Ending balance		300,858	399,536
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,631,554	2,846,887
Transfer to stage 1		(64,165)	(33,333)
Transfer to stage 2		(55,861)	(39,898)
Transfer from stage 1		7,753	9,218
Transfer from stage 2		205,233	196,971
New loans liquidation, and write-offs, net		(881,988)	(632,292)
Changes in PD, LGD, EAD	[1]	837,925	630,339
Transfers between classes of loans		(89,886)	(48,356)
Sale of loan portfolio		(83,143)	(269,312)
Exchange differences and others		4,699	(28,670)
Ending balance		2,512,121	2,631,554
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		3,583,222	3,912,043
New loans liquidation, and write-offs, net		(351,559)	(343,283)
Changes in PD, LGD, EAD	[1]	833,911	675,513
Write off and forgiven loan portfolio		(614,686)	(384,266)
Transfers between classes of loans		(31,206)	24,434
Sale of loan portfolio		(83,143)	(269,312)
Exchange differences and others		(8,530)	(31,907)
Ending balance		3,328,009	3,583,222
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		54,102	83,536
Transfer to stage 2		(20,949)	(16,389)
Transfer to stage 3		(430)	(705)
Transfer from stage 2		34,474	36,384
Transfer from stage 3		12,065	36,223
New loans liquidation, and write-offs, net		9,428	9,628
Changes in PD, LGD, EAD	[1]	(22,871)	(94,942)
Transfers between classes of loans		197	0
Sale of loan portfolio		0	0
Exchange differences and others		242	367
Ending balance		66,258	54,102
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		121,258	126,832
Transfer to stage 1		(34,474)	(36,384)
Transfer to stage 3		(41,104)	(41,369)
Transfer from stage 1		20,949	16,389
Transfer from stage 3		29,958	58,782
New loans liquidation, and write-offs, net		(18,325)	(11,555)
Changes in PD, LGD, EAD	[1]	90,309	9,120
Transfers between classes of loans		0	0
Sale of loan portfolio		0	0
Exchange differences and others		(349)	(557)
Ending balance		168,222	121,258
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		785,261	757,780
Transfer to stage 1		(12,065)	(36,223)
Transfer to stage 2		(29,958)	(58,782)
Transfer from stage 1		430	705
Transfer from stage 2		41,104	41,369
New loans liquidation, and write-offs, net		(155,152)	(149,583)
Changes in PD, LGD, EAD	[1]	213,306	276,611
Transfers between classes of loans		227	0
Sale of loan portfolio		(25,181)	(40,223)
Exchange differences and others		1,675	(6,393)
Ending balance		819,647	785,261
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		960,621	968,148
New loans liquidation, and write-offs, net		(141,026)	(123,332)
Changes in PD, LGD, EAD	[1]	280,744	190,789
Write off and forgiven loan portfolio		(23,023)	(28,178)
Transfers between classes of loans		424	0
Sale of loan portfolio		(25,181)	(40,223)
Exchange differences and others		1,568	(6,583)
Ending balance		1,054,127	960,621
Micro-Business Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,288,068
Ending balance		1,167,311	1,288,068
Micro-Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		348,124	315,960
Transfer to stage 2		(356,044)	(305,106)
Transfer to stage 3		(6,772)	(7,484)
Transfer from stage 2		107,403	137,210
Transfer from stage 3		28,034	9,520
New loans liquidation, and write-offs, net		464,092	420,469
Changes in PD, LGD, EAD	[1]	(165,734)	(205,832)
Transfers between classes of loans		(34,272)	(20,026)
Sale of loan portfolio		0	0
Exchange differences and others		(548)	3,413
Ending balance		384,283	348,124
Micro-Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		431,282	540,913
Transfer to stage 1		(107,403)	(137,210)
Transfer to stage 3		(351,156)	(354,473)
Transfer from stage 1		356,044	305,106
Transfer from stage 3		69,433	64,946
New loans liquidation, and write-offs, net		(292,119)	(351,848)
Changes in PD, LGD, EAD	[1]	318,559	411,980
Transfers between classes of loans		(24,408)	(52,764)
Sale of loan portfolio		0	0
Exchange differences and others		(3,553)	4,632
Ending balance		396,679	431,282
Micro-Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,288,082	1,113,154
Transfer to stage 1		(28,034)	(9,520)
Transfer to stage 2		(69,433)	(64,946)
Transfer from stage 1		6,772	7,484
Transfer from stage 2		351,156	354,473
New loans liquidation, and write-offs, net		(1,898,683)	(1,779,826)
Changes in PD, LGD, EAD	[1]	1,435,145	1,635,614
Transfers between classes of loans		89,886	48,356
Sale of loan portfolio		(5,540)	(17,486)
Exchange differences and others		(2,032)	779
Ending balance		1,167,319	1,288,082
Micro-Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,067,488	1,970,027
New loans liquidation, and write-offs, net		86,573	(148,153)
Changes in PD, LGD, EAD	[1]	1,587,970	1,841,762
Write off and forgiven loan portfolio		(1,813,283)	(1,563,052)
Transfers between classes of loans		31,206	(24,434)
Sale of loan portfolio		(5,540)	(17,486)
Exchange differences and others		(6,133)	8,824
Ending balance		1,948,281	2,067,488
Consumer Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,314,373
Ending balance		1,203,250	1,314,373
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		285,091	300,322
Transfer to stage 2		(245,783)	(257,482)
Transfer to stage 3		(5,297)	(15,591)
Transfer from stage 2		142,011	173,612
Transfer from stage 3		74,041	61,421
New loans liquidation, and write-offs, net		51,412	60,661
Changes in PD, LGD, EAD	[1]	29,377	(35,337)
Transfers between classes of loans		(197)	0
Sale of loan portfolio		0	0
Exchange differences and others		355	(2,515)
Ending balance		331,010	285,091
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		435,150	439,574
Transfer to stage 1		(142,011)	(173,612)
Transfer to stage 3		(434,526)	(576,535)
Transfer from stage 1		245,783	257,482
Transfer from stage 3		85,974	56,985
New loans liquidation, and write-offs, net		(146,722)	(144,372)
Changes in PD, LGD, EAD	[1]	473,117	581,442
Transfers between classes of loans		0	0
Sale of loan portfolio		0	0
Exchange differences and others		(2,518)	(5,814)
Ending balance		514,247	435,150
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,314,373	940,872
Transfer to stage 1		(74,041)	(61,421)
Transfer to stage 2		(85,974)	(56,985)
Transfer from stage 1		5,297	15,591
Transfer from stage 2		434,526	576,535
New loans liquidation, and write-offs, net		(1,656,047)	(1,604,579)
Changes in PD, LGD, EAD	[1]	1,275,984	1,520,266
Transfers between classes of loans		(227)	0
Sale of loan portfolio		(8,554)	(16,625)
Exchange differences and others		(2,116)	719
Ending balance		1,203,221	1,314,373
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,034,614	1,680,768
New loans liquidation, and write-offs, net		(131,790)	(202,524)
Changes in PD, LGD, EAD	[1]	1,778,478	2,066,371
Write off and forgiven loan portfolio		(1,619,567)	(1,485,766)
Transfers between classes of loans		(424)	0
Sale of loan portfolio		(8,554)	(16,625)
Exchange differences and others		(4,279)	(7,610)
Ending balance		S/ 2,048,478	S/ 2,034,614

[1]	(*)The movement includes the following effects: (i)Calibrations to the PD, LGD and EAD models; (ii)Updating of macroeconomic models and projections; (iii)Increase or decrease in credit risk due to phase changes; (iv)Increase or decrease in the risk inherent to credits that remain in the same phase.